Statements of Cash Flow Data	12 Months Ended
Dec. 31, 2010
Statements of Cash Flow Data
Statements of Cash Flow Data

3.     Statements of Cash Flow Data

The following presents our supplemental cash flow statement disclosure.

	For the Years Ended December 31,
	2010	2009	2008
	(In thousands)
Cash paid for interest	$472,586	$357,419	$375,763
Capitalized interest	—	—	5,607
Cash received for interest	13,744	13,985	52,755
Cash paid for income taxes	12,978	12,384	34,814
Cash paid for income taxes to DISH	428,591	400,468	602,282
Vendor financing	40,000	—	23,314
Satellite and other assets financed under capital lease obligations	5,282	140,109	1,155
Net assets contributed in connection with the Spin-off, excluding cash and cash equivalents	—	—	1,005,553